Commitments & Contingencies	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cerberus Telecom Acquisition Corp [Member]
Commitments & Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and units that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of any Private Warrants underlying the Private Placement Units that may be issued upon conversion of working capital loans), if any, will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed upon consummation of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period, which
occurs, (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such Private Placement Warrants, 30 days after the completion of the Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in part for 916,900 Units on November 10, 2020 and the remaining amount expired unexercised.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $5.2 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $9.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statement. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments & Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and units that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of any Private Warrants underlying the Private Placement Units that may be issued upon conversion of working capital loans), if any, will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed upon consummation of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period, which occurs, (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such Private Placement Warrants, 30 days after the completion of the Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting

Agreement
The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 3,750,000 additional Units to cover over-allotments,
if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised the over-allotment
option in part for 916,900 Units on November 10, 2020.
The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $5.2 million in the aggregate, paid upon the closing of the Initial Public Offering and the
Over-Allotment.
In addition, $0.35 per unit, or approximately $9.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited interim condensed financial statements. The unaudited interim condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.